Lease liability	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease liability	Lease liability:
The Corporation leases certain assets under lease agreements. The lease liability consists primarily of leases of land and buildings, office equipment and vehicles. The leases have interest rates ranging from 2.95% to 8.28% per annum and expire between January 2023 and June 2032.

	December 31, 2022	December 31, 2021
Property	$3,743	$3,117
Equipment	39	38
Vehicle	113	83
Lease Liability, Current	$3,895	$3,238

Property	$11,505	$13,647
Equipment	73	105
Vehicle	258	130
Lease Liability, Non-current	$11,836	$13,882

Lease Liability	$15,731	$17,120
The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2022
Less than one year	$4,854
Between one and five years	12,794
More than five years	548
Total undiscounted lease liabilities	$18,196
During the year ended December 31, 2022, the Corporation made principal payments on its lease liabilities of $3,322,000 (2021 - $2,798,000).
Deferred gains were also recorded on closing of the finance lease agreement and are amortized over the lease term. At December 31, 2022, the outstanding deferred gain was $902,000 (2021 – $1,318,000).